Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

14. Income taxes

Cayman Islands

X Financial is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, YZT (HK) Limited, a subsidiary of the Group located in Hong Kong, is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. No income tax expense for this entity has been recognized in the consolidated financial statements as it has no assessable income for the years ended December 31, 2020, 2021 and 2022.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the Company’s subsidiaries, VIEs and subsdiaries of the VIEs established in the PRC are subject to an income tax rate of 25% for the years presented. As stipulated by the Taxation Law of the PRC, entities founded in certain industrial cooperation zones can be subject to a reduced enterprise income tax rate of 15%. One VIE in Shenzhen was a qualified enterprise eligible to enjoy the preferential income tax rate of 15% from 2020 to 2022. Moreover, a qualified software enterprise is entitled to a tax holiday consisting of a two-year exemption starting from the first profit-making year and 50% reduction for the subsequent three years. One subsidiary was recognized as a software enterprise and thereby entitled to a full exemption from EIT in 2017 and 2018, and a 50% reduction from 2019 to 2021. In 2022, the software enterprise qualified as “high and new technology enterprise” (“HNTE”) under the EIT Law and was entitled to a preferential income tax rate of 15% from 2022 to 2025.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to its tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes and, therefore, has not recorded an unrecognized tax benefit for this tax position. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to PRC income taxes, at a statutory income tax rate of 25%.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if an underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Tax years from 2015 to the current years for the Group’s PRC subsidiaries are subject to examination of the PRC tax authorities.

Current tax expense (benefit) and deferred tax expense (benefit), which are substantially all attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current tax expense (benefit)	(157,326,719)	35,315,597	193,768,237	28,093,754
Deferred tax expense (benefit)	(142,551,916)	333,420,104	195,589,376	28,357,794
Total income tax expense (benefit)	(299,878,635)	368,735,701	389,357,613	56,451,548

Income (loss) before income taxes and gain (loss) from equity affiliates for different jurisdictions is shown as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cayman Islands	(15,160,941)	(6,463,771)	(5,585,777)	(809,862)
Hong Kong entities	911,529	948,973	12,667,827	1,836,662
PRC entities	(1,587,284,724)	1,196,315,182	1,216,374,240	176,357,688
Total	(1,601,534,136)	1,190,800,384	1,223,456,290	177,384,488

A reconciliation between income tax expense computed by applying the PRC income tax rate of 25%, the income tax jurisdiction where the Group has substantially all of its operations, to income (loss) before income taxes and gain (loss) from equity in affiliates and the reported amount of income tax expense (benefit) is as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Expected income tax at PRC income tax rate	(400,383,534)	297,700,096	305,864,072	44,346,122
Other expenses not deductible for income tax purposes	26,628,325	24,325,078	4,399,168	637,819
Share based compensation expense not deductible for income tax purposes	20,035,035	22,108,693	13,384,454	1,940,563
Effect of tax holiday and preferential tax rate(1)	2,160,562	(25,716,398)	(15,977,099)	(2,316,462)
Effect of different tax rate of subsidiary operation in other jurisdictions	3,712,755	1,535,280	319,679	46,349
Effect of change in tax rate	(1,547,465)	—	—	—
Research and development tax deduction	—	(14,040,027)	(16,996,590)	(2,464,274)
Unrecognized tax benefits for prior years’ transfer pricing arrangement	32,092,388	(22,239,451)	—	—
Change in valuation allowance	9,155,075	99,384,200	101,490,352	14,714,718
Others	8,268,224	(14,321,770)	(3,126,423)	(453,287)
Total	(299,878,635)	368,735,701	389,357,613	56,451,548
(1)	The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
The aggregate amount income tax benefit (expense) of the tax holiday and preferential tax rate	(2,160,562)	25,716,398	15,977,099	2,316,462
The aggregate effect on basic and diluted net income per share:
—Basic	(0.01)	0.08	0.05	0.01
—Diluted	(0.01)	0.08	0.05	0.01

The tax effects of temporary differences and carry forwards that give rise to the deferred tax balances at December 31, 2021 and 2022 are as follows:

	As of December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Long-term investments	5,325,000	16,326,280	2,367,088
Accrued expenses (1)	36,045,445	29,057,965	4,213,009
Accounts receivable and contract assets	28,982,373	5,683,849	824,081
Guarantee liabilities	1,017,108	—	—
Financial guarantee derivatives	199,865,748	165,452,224	23,988,318
Loan receivable from Xiaoying Housing Loans	16,456,881	14,940,336	2,166,145
Loans receivable from Xiaoying Credit Loans and other loans	79,578,524	106,663,862	15,464,806
Operating loss carryforwards	43,644,917	45,784,681	6,638,155
Earnings rights associated with loan assets	191,150	—	—
Deposits to institutional cooperators	506,674	830,644	120,432
Investment in Consolidated Trusts	11,509,170	—	—
Lease liabilities	6,599,483	16,004,767	2,320,473
Total deferred tax assets	429,722,473	400,744,608	58,102,507
Valuation allowance	(113,394,230)	(214,884,582)	(31,155,336)
Total deferred tax assets, net of valuation allowance	316,328,243	185,860,026	26,947,171
Deferred tax liabilities:
Property and equipment	488,150	986,598	143,043
Long-term investments	4,142,756	—	—
Right-of-use assets	6,299,837	15,672,062	2,272,235
Investment in Consolidated Trusts	—	25,188,918	3,652,050
Investment in Consolidated Partnerships	30,528,966	56,305,689	8,163,558
Total deferred tax liabilities	41,459,709	98,153,267	14,230,886

(1)	Accrued expenses included advertising carryforwards arising from the operation of the Group's PRC subsidiaries, amounting to RMB17,835,858 and RMB15,428,899 (US$2,236,980) as of December 31, 2021 and 2022, respectively. Under PRC tax rules, advertising expenses carryforwards will be carried forward indefinitely. The residual amount of accured expense is accured expenses of origination and servicing.

On January 1, 2020, the Group adopted the ASC 326. The transition adjustment included an income tax benefit of RMB5.75 million allocated directly to retained earnings, which increased deferred tax assets by a corresponding amount.

Movement of the valuation allowance is as follows:

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance as of January 1	(14,010,030)	(113,394,230)	(16,440,618)
Addition	(99,384,200)	(101,490,352)	(14,714,718)
Balance as of December 31	(113,394,230)	(214,884,582)	(31,155,336)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis.

As of December 31, 2021 and 2022, the Company had operating loss carryforwards of RMB207,062,455 and RMB221,205,324 (US$32,071,757) respectively from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC. The net operating loss will expire in years 2023 to 2027, if not utilized.

The tax benefit, net of valuation allowance, recognized during the years ended December 31, 2021 and 2022 due to the generation of net operating losses that can be carried forward to future years amounted to RMB25,408,164 and RMB805,389 (US$116,770), respectively. The tax benefit realized during the year ended December 31, 2021 and 2022 from the utilization of carryforwards amounted to RMB196,077,136 and RMB3,927,259 (US$569,399) respectively. During the year ended December 31, 2021 and 2022, the Company recognized a deferred tax expense of RMB103,563,700 and RMB64,339,165(US$9,328,302) respectively for an increase in a valuation allowance as a result of a change in judgment about the ability of a subsidiary to utilize a beginning-of-the-year deferred tax asset in future years.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carryforward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, including consideration of specific known trend of profits expected to be reflected within the industry, (iii) taxable income in prior carryback years and (iv) tax-planning strategies. On the basis of this evaluation, as of December 31, 2021 and 2022 a valuation allowance of RMB113,394,230 and RMB214,884,582(US$31,155,336) was recorded respectively to reduce the deferred tax assets to the amount that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as the Group’s projections for growth.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”), are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. Management has asserted it intends to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. As of December 31, 2022, the FIE of the Group had cumulative profits of RMB3,070,106,819 (US$445,123,647). The related unrecognized deferred tax liabilities were RMB307,010,682(US$44,512,365) as of December 31, 2022 based on a 10% tax rate.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group accrued deferred tax liabilities on the earnings of the VIEs of nil and nil as of December 31, 2021 and 2022.

Unrecognized tax benefits

A roll-forward of unrecognized tax benefits is as follows:

	Year ended December 31,	Year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at beginning of the year	159,483,176	38,610,367	5,597,977
Additions for tax positions taken in current year	19,087,010	2,349,049	340,580
Reductions for tax positions taken in prior years	(139,959,819)	(28,757,431)	(4,169,436)
Settlements	—	(9,852,936)	(1,428,541)
Balance at end of the year	38,610,367	2,349,049	340,580

The accrued interest and penalties related to income taxes as of December 31, 2021 and 2022 is set forth below:

	Year ended December 31,	Year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Accrued interest and penalties	1,154,145	2,000,970	290,113

As of December 31, 2021 and 2022, the Group’s unrecognized tax benefits consisted of: 1) RMB28,757,431 and RMB 2,349,049(US$340,580) arising from impairment losses and charge-offs of accounts receivable and contract assets; and 2) RMB9,852,936 and nil arising from prior years’ transfer pricing arrangement.

As of December 31, 2021 and 2022, none of the unrecognized tax benefit balance, if recognized upon examination settlement or statute expiration, would affect the effective tax rate.

For the year ended December 31, 2021, the decrease of accrued interest and penalties related to income taxes was RMB10,731,479, which was recorded as part of the income tax expense in the consolidated financial statements. For the year ended December 31, 2022, the increase of accrued interest and penalties related to income taxes was RMB846,825(US$122,778), which was recorded as part of the income tax expense in the consolidated financial statements.